Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) during the period on available-for-sale securities, tax expense	$ 1,492	$ 394	$ 1,617	$ 2	$ 471	$ 1,964	$ 564
Reclassification adjustment for gain included in net income, tax (expense) benefit	45	(13)	50	(9)	9	201	289
Reclassification adjustment for other-than-temporary-impairment on securities, tax benefit			$ 0	$ 68	$ 68	$ 104	$ 546